Share-based Payment - Summary of Number and Weighted Average Share Prices of DSUs (Details) - DSUs - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average share price, Beginning balance	$ 66.45	$ 63	$ 63	$ 68.39
Weighted average share price, Granted			19.26	63
Weighted average share price, Released through the issuance of common shares				68.82
Weighted average share price, Ending balance	66.45	63	66.45	63
Weighted average share price, exercisable	$ 39.93	$ 67.82	$ 39.93	$ 58.5
Shares outstanding, Beginning balance	6,468	3,362	3,362	3,544
Shares outstanding, Granted			3,106	1,199
Shares outstanding, Released through the issuance of common shares				(1,381)
Shares outstanding, Ending balance	6,468	3,362	6,468	3,362
Shares exercisable	2,753	1,917	2,753	809